Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 1,229,601	$ (2,097,013)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock based compensation	10,000	327,499
Amortization of debt discount	6,566	1,094,131
Depreciation of fixed assets	13,341	25,822
Amortization of software development cost	16,667
Changes in operating assets and liabilities:
Change of right of use asset and lease liabilities		(7,810)
Accounts and other receivables	(3,238,749)	(4,636,805)
Advance and prepayments to suppliers	(43,448)	(40,917)
Accounts and other payables	908,854	3,105,223
Accrued interest	(20,211)
Deferred revenue	(253,902)	242,099
Net cash used in operating activities	(1,371,281)	(1,987,771)
Cash flows from investing activities
Acquisition of WAVS	2,048
Promissory note issued by WAVS	(439,114)	(200,000)
Purchase of plant and equipment		(12,774)
Software development cost	(448,000)	(493,933)
Net cash used in investing activities	(885,066)	(706,707)
Cash flows from financing activities
Proceeds from private placement	1,000,000	2,000,000
Net proceeds from line of credit	252,314	5,346
Repayment of all bank borrowings	31,954	(193,305)
Proceeds from loans payable		339,500
Repayments of loans payable		(29,379)
Net cash provided by financing activities	1,689,268	3,206,162
Net change in cash and restricted cash	(567,079)	511,684
Cash –beginning of period	607,869	96,185
Cash–end of period	40,790	607,869
Restricted cash - end of period	2,048
Cash - end of period	38,742
Supplementary cash flow information:
Interest paid		501,337
Income taxes paid
WAVS [Member]
Cash flows from financing activities
Proceeds from notes payable	255,000
Nonrelated Party [Member]
Cash flows from financing activities
Proceeds from notes payable	135,000	550,000
Related Party [Member]
Cash flows from financing activities
Proceeds from notes payable	$ 15,000	$ 534,000